SEGMENT REPORTING - Additional information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)
SEGMENT REPORTING
Revenues	$ 11,013	$ 19,359
Cost of revenue	$ 11,001	9,223
Number of reportable segments | segment	2
Cost of data center services	$ 10,989	7,642
Inter-segment
SEGMENT REPORTING
Revenues	(5,058)	(5,040)
Cost of revenue	(5,058)	(5,040)
Data center | Inter-segment
SEGMENT REPORTING
Revenues	5,058	5,040
Cryptocurrency mining | Inter-segment
SEGMENT REPORTING
Cost of data center services	$ 5,058	$ 5,040